Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions
SIMPSON MANUFACTURING CO., INC.
401(k) Profit Sharing Plan
Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions
EIN: 94-3196943
PLAN #: 001
For the Year Ended December 31, 2025

Year	Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Totally Fully Corrected Under VFCP and PTE 2002-51
	Check here if Late Participant Loan Repayments are included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
2023		$—	$—	$—	$64
2025		886	—	—	—